Condensed Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (89,436)	$ 9,523	$ 34,533	$ 33,940
Retirement benefit reserves	(8)	2	329	45
Foreign currency translation adjustments	(1,339)	1,007	2,775	(226)
Other comprehensive income			$ 37,637	$ 33,759
Comprehensive (loss) income	$ (90,783)	$ 10,532